Expense Example, No Redemption	Prospectus #1 Macquarie Emerging Markets Portfolio DPT Class Expense Example, No Redemption, 1 Year	Prospectus #1 Macquarie Emerging Markets Portfolio DPT Class Expense Example, No Redemption, 3 Years	Prospectus #1 Macquarie Emerging Markets Portfolio DPT Class Expense Example, No Redemption, 5 Years	Prospectus #1 Macquarie Emerging Markets Portfolio DPT Class Expense Example, No Redemption, 10 Years	Prospectus #2 Delaware Global Listed Real Assets Fund Class C Expense Example, No Redemption, 1 Year	Prospectus #2 Delaware Global Listed Real Assets Fund Class C Expense Example, No Redemption, 3 Years	Prospectus #2 Delaware Global Listed Real Assets Fund Class C Expense Example, No Redemption, 5 Years	Prospectus #2 Delaware Global Listed Real Assets Fund Class C Expense Example, No Redemption, 10 Years
USD ($)	168	442	738	1,577	211	693	1,202	2,600